RELATED PARTY TRANSACTIONS (Narrative) (Details)					1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 05, 2021 shares	Feb. 04, 2021 shares	Dec. 14, 2020 USD ($) shares	Nov. 12, 2020 shares	Jan. 28, 2021 shares	Feb. 25, 2020 shares	Feb. 28, 2021 USD ($)	Nov. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($) shares	Feb. 29, 2020 USD ($)	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Repayment of loan from related party											$ 15,968		$ 15,968
Due to the President							$ 159,959			$ 159,959			$ 188,834	$ 203,221
Stock options granted (shares) | shares	300,000	100,000	2,100,000	500,000	2,000,000	2,000,000				5,000,000		2,000,000	2,000,000
Value of stock options granted							273,236	$ 15,450	$ 17,308
President [Member]
Related Party Transaction [Line Items]
Consulting fees											$ 10,500		$ 10,500	42,000
Repayment of loan from related party										28,875		$ 21,156	15,968
Due to the President							$ 159,959			$ 159,959			188,834	203,221
Stock options granted (shares) | shares			500,000
Value of stock options granted			$ 10,917
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party													$ 0	$ 395